Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

A&E REAL ESTATE FINANCE REIT, LLC

40 W 57th St,17th FL

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by A&E REAL ESTATE FINANCE REIT, LLC (the “Company,” as the engaging party) and Morgan Stanley & Co. LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MLTI 2026-FAM1 Issuer, LLC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 26 mortgage loans (the “Mortgage Loan Assets”) secured by 33 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) as of the closing date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, MLTI 2026-FAM1 Issuer, LLC , or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and

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•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of March 15, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 4, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	MLTI 2026-FAM1 Accounting Tape (3.2.2026)v2.xlsx (provided on March 4, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

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•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Consolidation Extension Modification and Security Agreement” refers to signed or draft consolidation extension modification and security agreement or mortgage or loan agreement.
•	The phrase “Engineering Report” refers to a final property condition assessment document or exhibit.
•	The phrase “Environmental Indemnity Agreement” refers to a signed or draft environmental indemnity agreement.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Ground Lease” refers to the signed or draft ground lease agreement, ground lease estoppel, ground lease abstract and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis.
•	The phrase “Promissory Note” refers to the promissory note, promissory note riders, modifications and/or assumptions of the promissory note or the equivalent.
•	The phrase “Reserve Agreement” refers to a signed or draft reserve account pledge agreement or cash collateral agreement.
•	The phrase “Servicing Report” refers to a schedule dated as of February 9, 2026 of escrow balances and escrow letter.
•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, a funding statement in excel, indicating the sources and uses of dispersed funds.
•	The phrase “Title Policy” refers to a signed or proforma title policy.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team and underwritten and borrower provided rent rolls.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From February 12, 2026 through March 4, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

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•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

March 4, 2026

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

MLTI 2026-FAM1 Issuer, LLC	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan Pool No.	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	% by Cut-off Date Balance	Recalculation	None
5	Original Balance(1)	Promissory Note	None
6	Cut-Off Date Balance	Recalculation	None
7	Maturity Date Balance	Recalculation	$1.00
8	Cut-Off Date Balance per Unit or SF	Recalculation	None
9	Number of Properties	Appraisal Report	None
10	Street Address	Appraisal Report	None
11	City/Borough	Appraisal Report	None
12	State	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	County	Appraisal Report	None
15	Property Type	Appraisal Report	None
16	Property Sub-Type	Appraisal Report	None
17	Number of Residential Units	Underwriting File	None
18	Number of Commercial Units	Underwriting File	None
19	Total Number of Units	Recalculation	None
20	Year Built	Appraisal Report, Engineering Report	None
21	Year Renovated	Appraisal Report, Engineering Report	None
22	Percent Leased	Underwriting File	None
23	Percent Leased as of Date	Underwriting File	None
24	Number of Affordable Units	Underwriting File	None
25	Affordable Unit Type	Underwriting File	None
26	Ownership Interest	Title Policy	None
27	Ground Lease Expiration Date	Ground Lease	None
28	Ground Lease Extension Terms	Ground Lease	None
29	Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease	None
30	Annual Ground Rent Increases (Y/N)	Ground Lease	None
31	Appraised Value	Appraisal Report	None
32	Appraised Value Type	Appraisal Report	None
33	Value as of Date	Appraisal Report	None
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MLTI 2026-FAM1 Issuer, LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	Borrower Name	Promissory Note	None
35	Sponsor	Guaranty Agreement	None
36	Guarantor	Guaranty Agreement	None
37	Recourse Description	Guaranty Agreement	None
38	Environmental Indemnitor	Environmental Indemnity Agreement	None
39	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Promissory Note	None
40	Borrower State of Incorporation	Promissory Note	None
41	Related Borrowers (Y/N)	Recalculation	None
42	Related Borrower Pool	Recalculation	None
43	Acquisition or Refinance	Settlement Statement	None
44	Note Date	Promissory Note	None
45	First Payment Date	Promissory Note	None
46	First P&I Payment Date	Promissory Note	None
47	Maturity Date	Promissory Note	None
48	Lockbox Type	Consolidation Extension Modification and Security Agreement	None
49	Cash Management Status	Consolidation Extension Modification and Security Agreement	None
50	Original Term to Maturity or ARD (mos.)	Recalculation	None
51	Remaining Term to Maturity or ARD (mos.)	Recalculation	None
52	Original IO Period (mos.)	Recalculation	None
53	Remaining IO Period (mos.)	Recalculation	None
54	Original Amort. Term (mos.)	Recalculation	None
55	Remaining Amort. Term (mos.)	Recalculation	None
56	Amort. Type	Promissory Note	None
57	Extension Options (Y/N)	Promissory Note	None
58	Extension Options Description	Promissory Note	None
59	Amortization Type During Extensions	Promissory Note	None
60	Extension Term Amortization Rate	Promissory Note	None
61	First Extension Period Requirements	Promissory Note	None
62	First Extension Period (months)	Promissory Note	None
63	First Extension Floor	Promissory Note	None
64	First Extension Cap	Promissory Note	None
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MLTI 2026-FAM1 Issuer, LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
65	First Extension Fee (%)	Promissory Note	None
66	Second Extension Period Requirements	Promissory Note	None
67	Second Extension Period (months)	Promissory Note	None
68	Second Extension Floor	Promissory Note	None
69	Second Extension Cap	Promissory Note	None
70	Second Extension Fee (%)	Promissory Note	None
71	Fully Extended IO Period (Initial)	Recalculation	None
72	Fully Extended IO Period (Remaining)	Recalculation	None
73	Fully Extended Loan Term (Initial)	Recalculation	None
74	Fully Extended Loan Term (Remaining)	Recalculation	None
75	Fully Extended Maturity Date	Promissory Note	None
76	Interest Accrual Method	Promissory Note	None
77	Rate	Promissory Note	None
78	Monthly Debt Service (P&I)	Promissory Note	None
79	Monthly Debt Service (IO)	Recalculation	$1.00
80	Annual Debt Service (P&I)	Recalculation	$1.00
81	Annual Debt Service (IO)	Recalculation	$1.00
82	Underwritten NOI DSCR (x) (P&I)	Recalculation	None
83	Underwritten NCF DSCR (x) (P&I)	Recalculation	None
84	Underwritten NOI DSCR (x) (IO)	Recalculation	None
85	Underwritten NCF DSCR (x) (IO)	Recalculation	None
86	Cut-Off Date LTV	Recalculation	None
87	Maturity Date LTV	Recalculation	0.10%
88	Third Most Recent Revenues	Underwriting File	$1.00
89	Third Most Recent Expenses	Underwriting File	$1.00
90	Third Most Recent NOI	Underwriting File	$1.00
91	Third Most Recent NOI Date	Underwriting File	1 Day
92	Third Most Recent Description	Underwriting File	None
93	Second Most Recent Revenues	Underwriting File	$1.00
94	Second Most Recent Expenses	Underwriting File	$1.00
95	Second Most Recent NOI	Underwriting File	$1.00
96	Second Most Recent NOI Date	Underwriting File	1 Day
97	Second Most Recent Description	Underwriting File	None
98	Most Recent Revenues	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

MLTI 2026-FAM1 Issuer, LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
99	Most Recent Expenses	Underwriting File	$1.00
100	Most Recent NOI	Underwriting File	$1.00
101	Most Recent NOI Date(2)	Underwriting File	1 Day
102	Most Recent Description	Underwriting File	None
103	Underwritten Occupancy %	Underwriting File	0.10%
104	Underwritten EGI	Underwriting File	$1.00
105	Underwritten Expenses	Underwriting File	$1.00
106	Underwritten NOI	Underwriting File	$1.00
107	Underwritten NOI Debt Yield	Recalculation	None
108	Underwritten Cap Ex	Underwriting File	$1.00
109	Underwritten TI/LC	Underwriting File	$1.00
110	Underwritten NCF	Underwriting File	$1.00
111	Underwritten NCF Debt Yield	Recalculation	None
112	Commercial Tenant 1	Underwriting File	None
113	Commercial Tenant 1 Lease Expiration Date	Underwriting File	None
114	NSF of Commercial Tenant 1 (SF)	Underwriting File	None
115	Commercial Tenant 2	Underwriting File	None
116	Commercial Tenant 2 Lease Expiration	Underwriting File	None
117	NSF of Commercial Tenant 2 (SF)	Underwriting File	None
118	Commercial Tenant 3	Underwriting File	None
119	Commercial Tenant 3 Lease Expiration	Underwriting File	None
120	NSF of Commercial Tenant 3 (SF)	Underwriting File	None
121	Tax Escrow in Place (Y/N)	Settlement Statement, Consolidation Extension Modification and Security Agreement	None
122	Cut-off Date Tax Escrow Amount ($)	Servicing Report	$1.00
123	Initial Tax Escrow Amount ($)	Settlement Statement	$1.00
124	Ongoing Tax Escrow - Monthly ($)	Servicing Report	$1.00
125	Terms or Conditions for Springing Tax Reserve Requirement	Consolidation Extension Modification and Security Agreement	None
126	Insurance Escrow in Place (Y/N)	Settlement Statement, Consolidation Extension Modification and Security Agreement	None
127	Cut-off Date Insurance Escrow Amount ($)	Servicing Report	$1.00
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MLTI 2026-FAM1 Issuer, LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
128	Initial Insurance Escrow Amount ($)	Settlement Statement	$1.00
129	Ongoing Insurance Escrow – Monthly ($)	Servicing Report, Consolidation Extension Modification and Security Agreement	$1.00
130	Terms or Conditions for Springing Insurance Reserve Requirement	Consolidation Extension Modification and Security Agreement	None
131	Deferred Maintenance Escrow in Place (Y/N)	Settlement Statement	None
132	Cut-off Date Deferred Maintenance Escrow Amount ($)	Servicing Report	$1.00
133	Initial Deferred Maintenance Escrow Amount ($)	Settlement Statement	$1.00
134	Cap Ex Escrow in Place (Y/N)	Settlement Statement	None
135	Cut-off Date Cap Ex Escrow Amount ($)	Servicing Report	$1.00
136	Initial Cap Ex Escrow Amount ($)	Settlement Statement	$1.00
137	Ongoing Cap Ex Escrow - Monthly ($)	Servicing Report	$1.00
138	Terms or Conditions for Springing Cap Ex Reserve Requirement	Consolidation Extension Modification and Security Agreement	None
139	Description of Other Escrow 1	Servicing Report, Settlement Statement, Reserve Agreement	None
140	Cut-off Date Other Escrow 1 Amount ($)	Servicing Report	$1.00
141	Initial Other Escrow 1 Amount ($)	Settlement Statement, Reserve Agreement	$1.00
142	Ongoing Other Escrow 1 - Monthly ($)	Servicing Report	$1.00
143	Terms or Conditions for Springing Other Reserve 1 Requirement	Consolidation Extension Modification and Security Agreement	None
144	Description of Other Escrow 2	Servicing Report, Settlement Statement, Reserve Agreement	None
145	Cut-off Date Other Escrow 2 Amount ($)	Servicing Report	$1.00
146	Initial Other Escrow 2 Amount ($)	Settlement Statement, Reserve Agreement	$1.00
147	Ongoing Other Escrow 2 - Monthly ($)	Servicing Report	$1.00
148	Terms or Conditions for Springing Other Reserve 2 Requirement	Consolidation Extension Modification and Security Agreement	None
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MLTI 2026-FAM1 Issuer, LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
149	Description of Other Escrow 3	Servicing Report, Settlement Statement, Reserve Agreement	None
150	Cut-off Date Other Escrow 3 Amount ($)	Servicing Report	$1.00
151	Initial Other Escrow 3 Amount ($)	Settlement Statement, Reserve Agreement	$1.00
152	Ongoing Other Escrow 3 - Monthly ($)	Servicing Report	$1.00
153	Terms or Conditions for Springing Other Reserve 3 Requirement	Consolidation Extension Modification and Security Agreement	None
154	Phase I Date	Environmental Report	None
155	Phase II Date	Environmental Report	None
156	Engineering Report Date	Engineering Report	None
157	Seismic Report Date(3)	Not applicable	None
158	Earthquake Zone 3 or 4 (Y/N) (3)	Not applicable	None
159	PML %(3)	Not applicable	None
160	Earthquake Insurance (Y/N)	Insurance Binder	None
161	Windstorm Insurance (Y/N)	Insurance Binder	None
162	Flood Zone (Y/N)	Engineering Report	None
163	Flood Insurance (Y/N)	Insurance Binder	None
164	Environmental Insurance (Y/N)	Insurance Binder	None
165	Due Date	Promissory Note	None
166	Debt Service Payment Grace Period to Impose Late Charge	Promissory Note	None
167	Debt Service Grace Period to Call a Default	Consolidation Extension Modification and Security Agreement	None
168	Partial Collateral Release (Y/N)	Promissory Note	None
169	Partial Collateral Release and Prepayment Descriptions	Promissory Note	None
170	Outparcel or Other Release (Y/N)	Promissory Note	None
171	Outparcel or Other Release Description	Promissory Note	None
172	Seasoning	Recalculation	None
173	Prepayment Structure	Promissory Note	None
174	Prepayment String (Original)	Promissory Note	None
175	Prepayment String (Remaining)	Recalculation	None
176	Exit Fee	Promissory Note	None
177	Servicing Fee	Promissory Note	None
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MLTI 2026-FAM1 Issuer, LLC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
178	Additional Financing Permitted In Future (Y/N)	Consolidation Extension Modification and Security Agreement	None
179	Future Debt Description	Consolidation Extension Modification and Security Agreement	None

(1)	For the Mortgaged Properties identified on the Final Data File with a Loan Pool No. of “2.01,” “2.02,” “4.01,” “4.02,” “7.01,” “7.02,” “7.03,” “7.04,” “8.01” and “8.02,” the Original Balance is the product of (i) the quotient of (a) Appraised Value and (b) Appraised Value for such portfolio’s Mortgage Loan Asset, and (ii) Original Balance for such portfolio’s Mortgage Loan Asset.

(2)	For the Mortgaged Properties identified on the Final Data File with a Loan Pool No. of “4,” “7,” “8” and “9,” for Specified Attribute “Most Recent NOI Date”, we were instructed by the representatives of the Company to not perform any procedures for this Specified Attribute.

(3)	The fields for the Specified Attributes “Seismic Report Date,” “Earthquake Zone 3 or 4 (Y/N)” and “PML %,” were populated with the term “N/A”. As such, we were instructed by the representatives of the Company to not perform any procedures on these Specified Attributes.

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MLTI 2026-FAM1 Issuer, LLC	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
4	% by Cut-off Date Balance

For the Mortgage Loan Assets, the quotient of (i) Cut-Off Date Balance and (ii) aggregate Cut-Off Date Balance for the Mortgage Loan Assets.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the % by Cut-off Date Balance for each such mortgaged property is set equal to blank.

6	Cut-Off Date Balance	For the Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Cut-off Date based upon the Original Amort. Term (mos.), Original Balance, Original IO Period (mos.), Rate, Interest Accrual Method, First Payment Date, Original Term to Maturity or ARD (mos.), Cut-off Date and Monthly Debt Service (P&I).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the product of (i) the quotient of (a) Original Balance and (b) Original Balance for such portfolio’s Mortgage Loan Asset, and (ii) Cut-Off Date Balance for such portfolio’s Mortgage Loan Asset.
7	Maturity Date Balance	For the Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Maturity Date based upon the Original Amort. Term (mos.), Original Balance, Original IO Period (mos.), Rate, Interest Accrual Method, First Payment Date, Original Term to Maturity or ARD (mos.), Maturity Date and Monthly Debt Service (P&I).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the product of (i) the quotient of (a) Original Balance and (b) Original Balance for such portfolio’s Mortgage Loan Asset, and (ii) Maturity Date Balance for such portfolio’s Mortgage Loan Asset.
8	Cut-Off Date Balance per Unit or SF	For the Mortgage Loan Assets, the quotient of (i) Cut-Off Date Balance and (ii) Total Number of Units.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-Off Date Balance per Unit or SF for each such mortgaged property is set equal to blank..
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

MLTI 2026-FAM1 Issuer, LLC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Total Number of Units	For the Collateral, the sum of (i) Number of Residential Units and (ii) Number of Commercial Units.
41	Related Borrowers (Y/N)	A recalculation in which Related Borrowers (Y/N) was marked as “Yes” if the Mortgage Loan Assets were assigned a specific group based on shared Sponsor name, otherwise “No.”
42	Related Borrower Pool	A recalculation in which borrower relationships were identified based on shared Sponsor names. Related groups were then assigned a specific group based on shared Sponsor name.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Related Borrower Pool for each such mortgaged property is set equal to blank.
50	Original Term to Maturity or ARD (mos.)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Maturity Date.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Term to Maturity or ARD (mos.) for each such mortgaged property is set equal to blank.
51	Remaining Term to Maturity or ARD (mos.)

For the Mortgage Loan Assets, the difference between (i)

Original Term to Maturity or ARD (mos.) and (ii) Seasoning.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Remaining Term to Maturity or ARD (mos.) for each such mortgaged property is set equal to blank.

52	Original IO Period (mos.)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to (ii) (a) First P&I Payment Date (if applicable) or (b) Maturity Date.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original IO Period (mos.) for each such mortgaged property is set equal to blank.
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MLTI 2026-FAM1 Issuer, LLC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
53	Remaining IO Period (mos.)	For the Mortgage Loan Assets, the difference between (i) Original IO Period (mos.) and (ii) Seasoning. In no event will Remaining IO Period (mos.) be less than 0.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Remaining IO Period (mos.) for each such mortgaged property is set equal to blank.
54	Original Amort. Term (mos.)	For the Mortgage Loan Assets with an Amort. Type of "Interest Only" as set forth on the Final Data File, the Original Amort. Term (mos.) is set to equal 0.

For the Mortgage Loan Assets with an Amort. Type of “Partial Interest Only,” we recalculated the Original Amort. Term (mos.) based on Original Balance, Monthly Debt Service (P&I) and Rate.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Amort. Term (mos.) for each such mortgaged property is set equal to blank.
55	Remaining Amort. Term (mos.)

For the Mortgage Loan Assets with an Amort. Type of "Interest Only" as set forth on the Final Data File, the Remaining Amort. Term (mos.) is set to equal 0.

For the Mortgage Loan Assets with an Amort. Type of “Partial Interest Only,” and Remaining IO Period (mos.) of greater than “0” the difference between (i) Original Amort. Term (mos.) and (ii) (a) 0.

For all other Mortgage Loan Assets the difference between (i) Original Amort. Term (mos.) and (ii) Seasoning.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Remaining Amort. Term (mos.) for each such mortgaged property is set equal to blank.

71	Fully Extended IO Period (Initial)

For the Mortgage Loan Assets with Extension Options (Y/N) as "No," as set forth on the Final Data File, the Fully Extended IO Period (Initial) is set to equal “N/A.”

For the Mortgage Loan Assets with Extension Options (Y/N) as "Yes," and Amortization Type During Extensions of “Amortizing Balloon,” as set forth on the Final Data File, is set equal to the Original IO Period (mos.).

For all other Mortgage Loan Assets, the Fully Extended IO Period (Initial) is set to equal Fully Extended Loan Term (Initial).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Extended IO Period (Initial) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

MLTI 2026-FAM1 Issuer, LLC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
72	Fully Extended IO Period (Remaining)

For the Mortgage Loan Assets with Extension Options (Y/N) as "No," as set forth on the Final Data File, the Fully Extended IO Period (Remaining) is set to equal “N/A.”

For all other Mortgage Loan Assets, the difference between (i) Fully Extended IO Period (Initial) and (ii) Seasoning. In no event will Fully Extended IO Period (Remaining) be less than 0.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Extended IO Period (Remaining) for each such mortgaged property is set equal to blank.

73	Fully Extended Loan Term (Initial)

For the Mortgage Loan Assets with Extension Options (Y/N) as "No," as set forth on the Final Data File, the Fully Extended Loan Term (Initial) is set to equal “N/A.”

For all other Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Extended Loan Term (Initial) for each such mortgaged property is set equal to blank.

74	Fully Extended Loan Term (Remaining)

For the Mortgage Loan Assets with Extension Options (Y/N) as "No," as set forth on the Final Data File, the Fully Extended Loan Term (Remaining) is set to equal “N/A.”

For all other Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Extended Loan Term (Remaining) for each such mortgaged property is set equal to blank.

79	Monthly Debt Service (IO)

For the Mortgage Loan Assets, the quotient of (i) the product of (a) Cut-Off Date Balance, (b) Rate and (c) 365/360 and (ii) 12.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Monthly Debt Service (IO) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

MLTI 2026-FAM1 Issuer, LLC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
80	Annual Debt Service (P&I)

For the Mortgage Loan Assets with an Amort. Type of "Interest Only," as set forth on the Final Data File, the Annual Debt Service (P&I) is set to equal “N/A.”

For all other Mortgage Loan Assets, the product of (i) Monthly Debt Service (P&I) and (ii) 12.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Annual Debt Service (P&I) for each such mortgaged property is set equal to blank.

81	Annual Debt Service (IO)

For the Mortgage Loan Assets, the product of (i) Monthly Debt Service (IO) and (ii) 12.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Annual Debt Service (IO) for each such mortgaged property is set equal to blank.

82	Underwritten NOI DSCR (x) (P&I)	For the Mortgage Loan Assets with an Amort. Type of "Interest Only," as set forth on the Final Data File, the Underwritten NOI DSCR (x) (P&I) is set to equal “N/A.”

For all other Mortgage Loan Assets, the quotient of (i) Underwritten NOI and (ii) Annual Debt Service (P&I).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NOI DSCR (x) (P&I) for each such mortgaged property is set equal to blank.
83	Underwritten NCF DSCR (x) (P&I)	For the Mortgage Loan Assets with an Amort. Type of "Interest Only," as set forth on the Final Data File, the Underwritten NCF DSCR (x) (P&I) is set to equal “N/A.”

For all other Mortgage Loan Assets, the quotient of (i) Underwritten NCF and (ii) Annual Debt Service (P&I).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NCF DSCR (x) (P&I) for each such mortgaged property is set equal to blank.
84	Underwritten NOI DSCR (x) (IO)

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI and (ii) Annual Debt Service (IO).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NOI DSCR (x) (IO) for each such mortgaged property is set equal to blank.

85	Underwritten NCF DSCR (x) (IO)

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF and (ii) Annual Debt Service (IO).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NCF DSCR (x) (IO) for each such mortgaged property is set equal to blank.

86	Cut-Off Date LTV

For the Mortgage Loan Assets, the quotient of (i) Cut-Off Date Balance and (ii) Appraised Value.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-Off Date LTV for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

MLTI 2026-FAM1 Issuer, LLC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
87	Maturity Date LTV

For the Mortgage Loan Assets, the quotient of (i) Maturity Date Balance and (ii) Appraised Value.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Maturity Date LTV for each such mortgaged property is set equal to blank.

107	Underwritten NOI Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI and (ii) Cut-Off Date Balance.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NOI Debt Yield for each such mortgaged property is set equal to blank.

111	Underwritten NCF Debt Yield

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF and (ii) Cut-Off Date Balance.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NCF Debt Yield for each such mortgaged property is set equal to blank.

172	Seasoning	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning be less than 0.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Seasoning for each such mortgaged property is set equal to blank.
175	Prepayment String (Remaining)

For the Mortgage Loan Assets, the Prepayment String (Original) adjusted by the Seasoning.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Prepayment String (Remaining) for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000